EMPLOYEES BENEFITS PLANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
F A F [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	R$ 3,121,348	R$ 3,340,497
Fair value of assets	(3,603,611)	(3,547,727)
(Surplus) Deficit	(482,263)	(207,230)
Irrecoverable surplus - (asset ceiling)	482,263	207,230
Beginning balance of irrecoverable surplus	207,230	175,981
Ending balance of irrecoverable surplus	482,263	207,230
Interest on irrecoverable surplus	18,152	13,181
Changes in irrecoverable surplus during the year	256,881	18,068
Ending balance of irrecoverable surplus	482,263	207,230
Beginning balance of the present value of liabilities	3,340,497	3,377,234
Ending balance of actuarial liabilities	3,121,348	3,340,497
Interest on actuarial obligations	283,241	246,073
Current service cost	23,189	26,741
Past service cost - plan changes	(32,526)
Benefit paid	(213,804)	(169,962)
Actuarial losses - experience	(36,292)	325,778
Actuarial losses - hypothesis	(242,957)	(465,367)
Ending balance of actuarial liabilities	3,121,348	3,340,497
Beginning balance of the fair value of plan assets	(3,547,727)	(3,553,215)
Ending Balance of the fair value of the assets	(3,603,611)	(3,547,727)
Interest income on assets plan	(301,394)	(259,254)
Benefit paid	213,804	169,962
Return on assets higher (lower) than projection	31,706	94,780
Ending Balance of the fair value of the assets	(3,603,611)	(3,547,727)
Beginning balance	26,741	37,883
Ending balance	23,190	26,741
Reversion to accumulated losses	(26,741)	(37,883)
Actuarial gains (losses)	311,776	139,589
Return on assets higher (lower) than projection	(31,705)	(94,780)
Changes on irrecoverable surplus	(256,881)	(18,068)
Ending balance	23,190	26,741
Current service costs	(23,190)	(26,741)
Interest on actuarial obligations	(283,241)	(246,073)
Projected return on assets	301,394	259,254
Interest on irrecoverable surplus	(18,153)	(13,181)
Costs recognized in statement of income	(23,190)	(26,741)
Costs of defined benefit	(18,153)	(23,190)
Estimated costs for the next period	(18,153)	(23,190)
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	20,822	23,981
Fair value of actuarial assets	(22,745)	(22,298)
(Surplus) Deficit	(1,923)	1,683
Irrecoverable surplus - (asset ceiling)	1,923
Net acturial asset		1,683
Beginning balance of irrecoverable surplus		167
Ending balance of irrecoverable surplus	1,923
Interest on irrecoverable surplus		12
Changes in irrecoverable surplus during the year	1,923	(179)
Ending balance of irrecoverable surplus	1,923
Beginning balance of the present value of liabilities	23,981	23,256
Ending balance of actuarial liabilities	20,822	23,981
Interest on actuarial obligations	1,997	1,627
Past service cost - plan changes	(546)
Benefit paid	(1,838)	(1,712)
Actuarial losses - experience	(1,358)	4,278
Actuarial losses - hypothesis	(1,414)	(3,468)
Ending balance of actuarial liabilities	20,822	23,981
Beginning balance of the fair value of plan assets	(22,298)	(24,170)
Ending Balance of the fair value of the assets	(22,745)	(22,298)
Interest income on assets plan	(1,851)	(1,694)
Benefit paid	1,838	1,712
Return on assets higher (lower) than projection	(434)	1,854
Ending Balance of the fair value of the assets	(22,745)	(22,298)
Beginning balance	(2,485)	(2,734)
Ending balance	3,385	(2,485)
Reversion to accumulated losses	2,485	2,734
Actuarial gains (losses)	2,772	(810)
Return on assets higher (lower) than projection	434	(1,854)
Changes on irrecoverable surplus	179	179
Ending balance	3,385	(2,485)
Interest on actuarial obligations	(1,997)	(1,627)
Projected return on assets	1,851	1,694
Interest on irrecoverable surplus		(12)
Costs recognized in statement of income	R$ (146)	R$ 55